SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net income (loss) per share (Details) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Non-Redeemable Common Stock Numerator: Net loss minus net earnings
Net loss		$ (261,726,000)		$ (117,285,000)		$ (1,009,678,000)	$ (246,868,000)		$ (719,380,000)	$ (277,357,000)
Non-redeemable Net loss		$ (261,726,000)		$ (117,285,000)		$ (3,177,010,000)	$ (246,868,000)		$ (705,596,000)	$ (269,422,000)
Denominator: Weighted average non-redeemable Common stock
Basic and diluted weighted average shares outstanding, Non-redeemable Common stock		13,728,639		8,319,168		13,042,653	8,117,746		9,389,540	7,789,421
Basic and diluted net loss per share, Non-redeemable Common stock		$ (19.06)		$ (14.10)		$ (243.59)	$ (30.41)		$ (75.15)	$ (34.59)
Churchill Capital Corp IV
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest income		$ 27,453				$ 204,779		$ 475,781
Unrealized gain on investments held in Trust Account		(3,956)						4,159
Less: Company's portion available to be withdrawn to pay taxes		$ (23,497)				(129,310)		193,315
Less: Company's portion available to be withdrawn for working capital purposes						$ (75,469)		$ 286,625
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to redemption		207,000,000	191,473,711		191,473,711	201,682,674		188,268,610
Basic and diluted net income per share, Class A common stock subject to redemption	$ 0.00	$ 0.00	$ 0.00		$ 0.00	$ 0.00		$ 0.00
Non-Redeemable Common Stock Numerator: Net loss minus net earnings
Net loss	$ (1,000)	$ (588,819,915)	$ (54,303,650)		$ (54,304,650)	$ (1,460,618,073)		$ (63,467,875)
Non-redeemable Net loss	$ (1,000)	$ (588,819,915)				$ (1,460,618,073)		$ (63,467,875)
Denominator: Weighted average non-redeemable Common stock
Basic and diluted weighted average shares outstanding, Non-redeemable Common stock	45,000,000	51,750,000	59,043,747		54,862,784	58,496,884		62,139,949
Basic and diluted net loss per share, Non-redeemable Common stock	$ 0.00	$ (11.38)	$ (0.92)		$ (0.99)	$ (24.97)		$ (1.02)